Deferred tax - Movement in temporary differences (Details) ₨ in Thousands	12 Months Ended
Mar. 31, 2020 INR (₨)
Movement in temporary differences
Balance at the beginning of the year	₨ 80,666
Impact on adoption of IFRS 16	1,038
Recognised in profit or loss	(22,883)
Recognised in other comprehensive income	(881)
Unused/utilized tax credit	(1,754)
Balance at the end of the year	56,186
Increase in Deferred Tax Assets if Revised Tax Rates are not Considered	10,616
Increase in Tax Expense or (Income) if Revised Tax Rates are not Considered	6,278
Property, plant and equipment intangible assets, and ROU assets
Movement in temporary differences
Balance at the beginning of the year	(20,367)
Impact on adoption of IFRS 16	1,718
Recognised in profit or loss	(6,324)
Balance at the end of the year	(24,973)
Trade and other receivables
Movement in temporary differences
Balance at the beginning of the year	55,649
Recognised in profit or loss	(1,270)
Balance at the end of the year	54,379
Rent equalisation reserve
Movement in temporary differences
Balance at the beginning of the year	680
Impact on adoption of IFRS 16	(680)
Employee benefits
Movement in temporary differences
Balance at the beginning of the year	8,651
Recognised in profit or loss	743
Balance at the end of the year	9,394
Minimum alternate tax recoverable
Movement in temporary differences
Balance at the beginning of the year	1,754
Unused/utilized tax credit	₨ (1,754)
Carryforward period	15 years
Unutilise tax loss carry forwards
Movement in temporary differences
Balance at the beginning of the year	₨ 16,645
Recognised in profit or loss	(16,645)
Provision for expenses
Movement in temporary differences
Balance at the beginning of the year	14,958
Recognised in profit or loss	613
Balance at the end of the year	15,571
OCI-Gratuity
Movement in temporary differences
Balance at the beginning of the year	2,696
Recognised in other comprehensive income	(881)
Balance at the end of the year	₨ 1,815